Related Party Transactions (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Total	$ 97,559	$ 12,200
Jiang Guilan (Chair of Board) [Member]
Total	27,019	12,200
Zhejiang Special Plastic Ltd. [Member]
Total	70,540
Great NM [Member]
Total	$ 303,083	$ 82,014